INVESTMENT IN AN AFFILIATED COMPANY (Acquisition of Stocks of FAvS) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified				1 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012 First Aviation Services, Inc. [Member]	Dec. 31, 2011 First Aviation Services, Inc. [Member]	Dec. 31, 2010 First Aviation Services, Inc. [Member]	Jun. 30, 2012 First Aviation Services, Inc. [Member] Convertible Subordinated Debt [Member]	Jun. 15, 2012 First Aviation Services, Inc. [Member] Convertible Subordinated Debt [Member]	Jun. 30, 2011 First Aviation Services, Inc. [Member] Chief Executive Officer [Member]	Mar. 31, 2013 First Aviation Services, Inc. [Member] Term Loan [Member]	Jun. 30, 2011 TAT Technologies Ltd [Member]	Dec. 31, 2012 TAT Technologies Ltd [Member]	Dec. 31, 2011 TAT Technologies Ltd [Member]	Dec. 31, 2010 TAT Technologies Ltd [Member]	Jun. 30, 2011 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Dec. 31, 2012 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Oct. 01, 2010 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Dec. 04, 2009 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Dec. 31, 2012 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 31, 2011 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 31, 2010 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 31, 2009 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 04, 2009 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]
Business Acquisition [Line Items]
Shares of investee acquired																				288,334
Investee ownership percentage																29.64%	30.30%	36.60%		37.00%
Value of preferred stocks owned																				$ 750
Preferred stock, cash dividend rate																			12.00%
Preferred stock, stock dividend rate																			15.00%
Maximum guarantee													4,600	6,600	7,000
Amount of guarantee secured													2,300
Monthly amortization related to guarantee agreement												200
Payment for settlement								1,400
Shares issued						166,113
Market price of stock	$ 7.0	$ 5.45	$ 12.4			$ 18.06
Shares issued to directors						3,000
Gain from dilution of interests in affiliated company										240							240
Impairment of equity method investment																(3,300)		1,813
Loss from equity method investments									(3,756)	331	(4,510)					(456)
Repayments of Lines of Credit							4,000
Original amount of debt instrument					$ 3,000
Convertible debt, effective interest rate				10.00%
Exercise price of warrants issued					7.00